Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating Activities
Net income (loss) before income tax	€ (697,313)	€ 928,960
Items not affecting cash:
Bad debt expense (recovery)	4,534	(10,859)
Depreciation of property and equipment	10,051	1,321
Amortization of intangible assets	25,141	429
Amortization of right-of-use assets	27,957	7,944
Accretion of lease liabilities	874	510
Changes in non-cash working capital items:
Inventory	1,363,321	(78,532)
Accounts receivable	1,402,608	142,498
Due from related parties	59,636	(210,759)
Due to related parties	(236,205)	(447,595)
Prepaid expense	(179,373)	(2,527,628)
Deferred offering costs	(409,710)
Deferred tax assets		1,605
Accounts payable and accrued liabilities	(421,586)	(249,173)
Income tax payable		(233,930)
Net cash provided by (used in) operating activities	949,935	(2,675,209)
Investing Activities
Purchase of equipment	(19,332)	(2,565)
Purchase of intangible assets	(217,834)	(30,636)
Net cash used in investing activities	(237,166)	(33,201)
Financing Activities
Proceeds (Repayment) of bank loans	(116,216)	(136,379)
Net proceeds from lines of credit	(4,373,584)	2,711,292
Repayment of lease liabilities	(28,553)	(8,219)
Dividend paid to related party		(72,002)
Payments to related parties	(25,085)	(48,432)
Proceeds from related parties	3,826,183	70,507
Net cash provided by (used in) financing activities	(717,255)	2,516,767
Net change in cash	(4,486)	(191,643)
Cash - beginning of period	502,585	616,445
Cash - end of period	€ 498,099	€ 424,802